PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

	As of December 31, 2018	As of December 31, 2017
Land, buildings and improvements	$9,187	$8,979
Wireless communication systems	785,548	754,257
Furniture, equipment, vehicles and software	176,267	164,498
Construction in progress	44,806	55,135

	1,015,808	982,869
Less: accumulated depreciation	(620,967)	(567,241)

Property and equipment, net	$394,841	$415,628

Depreciation expense was $93.1 million, $88.1 million and $85.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Advances to equipment vendors are included in Other assets and totaled $4.9 million and $5.8 million as of December 31, 2018 and 2017, respectively.

AROs are primarily recorded for the Company’s legal obligations to remediate leased property on which the Company’s network infrastructure and related assets are located. The AROs are recorded in Other non-current liabilities with a corresponding amount in Property and equipment, net. No obligation is expected to be settled within 12 months as of December 31, 2018. The activity in the AROs was as follows:

	Years Ended December 31,
	2018	2017
Beginning balance	$19,878	$21,593
Revisions in estimated cash flows	296	(4,218)
Additional accruals	799	959
Foreign currency translation	(799)	526
Accretion	1,623	1,055
Disposals	(108)	(37)

Ending balance	$21,689	$19,878

The Company performs reviews of its ARO liability annually, which may result in revisions in estimated cash flows. During the year ended December 31, 2018, the revisions in estimated cash flows were not significant. During the year ended December 31, 2017, the Company’s review of its ARO liability resulted in a decrease in the ARO liability and corresponding assets, net of accumulated depreciation. This review also resulted in an immaterial gain recognized in depreciation, amortization, and accretion on the Consolidated Statements of Operations and Comprehensive Loss.

The corresponding assets, net of accumulated depreciation, related to AROs were $6.9 million and $6.7 million as of December 31, 2018 and 2017, respectively.

Supplemental cash flow information:

The Company acquired $1.6 million, $1.9 million and $1.8 million of property and equipment through current and long-term debt during the years ended December 31, 2018, 2017 and 2016, respectively.

The Company also acquires property and equipment through current and long-term construction accounts payable. The net change in current and long-term construction accounts payable resulted in additions or (adjustments) to Purchase of property and equipment in the Consolidated Statements of Cash Flows of ($1.4) million, ($12.8) million and $5.6 million for the years ended December 31, 2018, 2017 and 2016, respectively.